SEGMENT REPORTING	12 Months Ended
Dec. 31, 2011
SEGMENT REPORTING [Abstract]
SEGMENT REPORTING

NOTE C - SEGMENT REPORTING

FASB ASC 280 "Segment Reporting" requires companies to report information about operating segments in interim and annual consolidated financial statements. It also requires segment disclosures about products and services, geographic areas, and major customers. The Company determined that it did not have any separately reportable operating segments as of December 31, 2011, 2010, 2009, 2008 and 2007.